SCHEDULE OF ASSETS RETIREMENT OBLIGATIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, beginning of the year	$ 260,167	$ 236,412	$ 552,594
Obligations derecognized		(287)
Revisions of estimates		(7,934)	(371,212)
Accretion expense	27,594	31,976	55,030
Asset retirement obligations, ending of the year	$ 287,761	$ 260,167	$ 236,412